Taxes - Undistributed Foreign Earnings (Details) $ in Millions	Dec. 31, 2018 USD ($)
Taxes
Deferred tax liability for undistributed foreign earnings not indefinitely reinvested	$ 981
Undistributed earnings of foreign subsidiaries indefinitely reinvested in foreign operations	$ 300